Segment information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment information

5. Segment information

5.1. Revenue Adjusted EBITDA and EBITDA

For the year ended December 31, 2023 (in thousands of U.S. dollars)	EMEA	Americas	Asia	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	402,168	250,264	130,916	—	—	783,348
Intersegment revenue	1,725	—	7,317	—	(9,042)	—
Total segment revenue	403,893	250,264	138,233	—	(9,042)	783,348
Adjusted EBITDA	42,951	(28,137)	(64,595)	(107,780)	—	(157,561)
Share-based compensation expense	(1,781)	(3,531)	(4,704)	(11,430)	—	(21,446)
Restructuring costs(1)	(1,103)	(3,062)	(2,954)	(7,641)	—	(14,760)
Asset impairment charges and other costs related to discontinued construction of production facilities(2)	(158,551)	(43,009)	—	—	—	(201,560)
Costs related to the YYF Transaction(3)	—	(375)	—	—	—	(375)
Legal settlement(4)	—	—	—	(9,250)	—	(9,250)
Non-controlling interests	—	—	(186)	—	—	(186)
EBITDA	(118,484)	(78,114)	(72,439)	(136,101)	—	(405,138)
Finance income	—	—	—	—	—	117,876
Finance expenses	—	—	—	—	—	(69,029)
Depreciation and amortization	—	—	—	—	—	(51,874)
Loss before tax	—	—	—	—	—	(408,165)

For the year ended December 31, 2022 (in thousands of U.S. dollars)	EMEA	Americas	Asia	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	345,509	223,880	152,849	—	—	722,238
Intersegment revenue	34,940	820	3,659	—	(39,419)	—
Total segment revenue	380,449	224,700	156,508	—	(39,419)	722,238
Adjusted EBITDA	(10,298)	(62,837)	(75,183)	(119,605)	—	(267,923)
Share-based compensation expense	(4,314)	(4,485)	(6,973)	(19,694)	—	(35,466)
Restructuring costs(1)	(918)	(797)	(309)	(2,391)	—	(4,415)
Asset impairment charge and other costs related to assets held for sale(3)	—	(39,581)	—	—	—	(39,581)
EBITDA	(15,530)	(107,700)	(82,465)	(141,690)	—	(347,385)
Finance income	—	—	—	—	—	15,256
Finance expenses	—	—	—	—	—	(16,665)
Depreciation and amortization	—	—	—	—	—	(48,600)
Loss before tax	—	—	—	—	—	(397,394)

For the year ended December 31, 2021 (in thousands of U.S. dollars)	EMEA	Americas	Asia	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	336,452	179,830	126,908	—	—	643,190
Intersegment revenue	89,460	908	—	—	(90,368)	—
Total segment revenue	425,912	180,738	126,908	—	(90,368)	643,190
Adjusted EBITDA	21,959	(44,560)	(16,480)	(107,896)	—	(146,977)
Share-based compensation expense	(3,780)	(2,963)	(4,192)	(12,697)	—	(23,632)
Product recall(5)	(1,654)	—	—	—	—	(1,654)
Asset impairment charge(6)	(4,970)	—	—	—	—	(4,970)
IPO preparation and transaction costs	—	—	—	(9,288)	—	(9,288)
EBITDA	11,555	(47,523)	(20,672)	(129,881)	—	(186,521)
Finance income	—	—	—	—	—	14,435
Finance expenses	—	—	—	—	—	(15,740)
Depreciation and amortization	—	—	—	—	—	(27,222)
Loss before tax	—	—	—	—	—	(215,048)

* Corporate consists of general overhead costs not allocated to the segments.

** Eliminations in 2023 refer to intersegment revenue for sales of products from EMEA to Asia and from Asia to EMEA. Eliminations in 2022 primarily refer to intersegment revenue for sales of products from EMEA to Asia. Eliminations in 2021 primarily refer to intersegment revenue for sales of products from EMEA to Americas and Asia.

(1)
Relates primarily to severance payments as the Company continues to adjust its organizational structure to the macro environment, and inventory write-offs related to the Company’s strategy reset in the Asia segment.
(2)
Following certain events during the fourth quarter, the Company decided to discontinue the construction of its new production facilities in Peterborough, UK and Dallas-Fort Worth, Texas. The Company recorded $172.6 million in non-cash impairments and $29.0 million in restructuring and other exit costs relating to these production facilities.
(3)
Relates to the Ya YA Foods USA LLC transaction (the “YYF Transaction”). See Note 34 Non-current assets held for sale for further details.
(4)
Relates to US securities class action litigation settlement expenses.
(5)
Relates to recall of products in Sweden as communicated on November 17, 2021. See the Company's Form 6-K filed on November 17, 2021.
(6)
The 2021 asset impairment charge related to production equipment at our Landskrona production facility in Sweden for which we had no alternative use.

5.2. Non-current assets by country

Non-current assets for this purpose consists of property, plant and equipment and right-of-use assets:

	2023	2022
China	123,542	122,495
Sweden	120,864	108,073
US	102,883	130,295
UK	44,413	186,759
Singapore	26,115	29,944
Other	30,862	23,984
Total	448,679	601,550

Following certain events during the fourth quarter, the Company decided to discontinue the construction of its new production facilities in Peterborough, UK and Dallas-Fort Worth, Texas. The Company recorded $155.9 million in non-cash impairments related to non-current assets, of which $20.7 million relating to US and $135.2 million relating to UK. See Note 15 Property, plant and equipment and Note 16 Leases for further information.

5.3. Revenue from external customers, broken down by location of the customers

The Group is domiciled in Sweden. The amount of its revenue from external customers, broken down by location of the customers, is shown in the table below.

	2023	2022	2021
US	247,049	220,981	177,180
UK	134,967	124,948	120,278
China	119,507	134,001	111,830
Germany	104,854	79,764	70,699
Sweden	47,273	48,749	57,937
The Netherlands	26,921	25,582	24,047
Finland	22,178	23,353	27,420
Other	80,599	64,860	53,799
Total	783,348	722,238	643,190

5.4. Revenue from external customers, broken down by channel and segment

Revenue from external customers, broken down by channel and segment, is shown in the table below.

Year Ended December 31, 2023	EMEA	Americas	Asia	Total
Retail	331,635	127,690	19,630	478,955
Foodservice	68,619	116,811	85,127	270,557
Other	1,914	5,763	26,159	33,836
Total	402,168	250,264	130,916	783,348

Year Ended December 31, 2022	EMEA	Americas	Asia	Total
Retail	285,797	118,870	17,454	422,121
Foodservice	58,867	101,166	100,031	260,064
Other	845	3,844	35,364	40,053
Total	345,509	223,880	152,849	722,238

Year Ended December 31, 2021	EMEA	Americas	Asia	Total
Retail	282,090	96,552	9,297	387,939
Foodservice	49,802	78,860	94,463	223,125
Other	4,560	4,418	23,148	32,126
Total	336,452	179,830	126,908	643,190

Other is primarily related to e-commerce, both direct-to-consumer and through third-party platforms.

Revenues of approximately 12% in 2023 (2022 and 2021: 14% respectively) were derived from a single external customer in the foodservice channel. These revenues are attributed to the Americas and Asia segments.

Oatmilk accounted for approximately 90%, 89%, and 91% of the Group’s revenue in the years ended December 31, 2023, 2022 and 2021, respectively.